BIOLOGICAL ASSETS - Schedule of unobservable inputs, biological assets (Details)	12 Months Ended
	Jan. 31, 2021 USD ($) $ / gram	Jan. 31, 2020 USD ($)
$0.93 to $4.63 | Minimum
Disclosure of detailed information about biological assets [line items]
Selling price per gram | $ / gram	0.93
$0.93 to $4.63 | Maximum
Disclosure of detailed information about biological assets [line items]
Selling price per gram | $ / gram	4.63
$0.93 to $4.63 | Increase 5%
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ 484,951	$ 71,297
$0.93 to $4.63 | Decrease 5%
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ (484,951)	(71,658)
80.4 to 194.6 | Minimum
Disclosure of detailed information about biological assets [line items]
Estimated yield per cannabis plant | $ / gram	80.4
80.4 to 194.6 | Maximum
Disclosure of detailed information about biological assets [line items]
Estimated yield per cannabis plant | $ / gram	194.6
80.4 to 194.6 | Increase 5%
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ 484,951	70,423
80.4 to 194.6 | Decrease 5%
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ (484,951)	$ (70,423)